30. Operational Ratios	12 Months Ended
Dec. 31, 2020
Operational Ratios
30. Operational Ratios
30.	Operational Ratios

In July 2008 came into force the rules on regulatory capital measurement by the Standardized Approach of Basel II. On 2013 was issued a set of Resolutions and Circulars, aligned with the recommendations of the Basel Committee on Banking Supervision. These rules were repealed by CMN Resolution nº 4,192 and 4,193 which took effect from October 2013, establishing the model for calculating the minimum Regulatory Capital requirements, Tier I and Common Equity Tier I. These Resolutions states that the composition of the Regulatory Capital is done through equity, subordinated debt and hybrid capital instruments.

As required by CMN Resolution nº 4,193/2013, the requirement for PR in 2019 was 10.5%, composed of 8.0% of Reference Equity Minimum plus 2.5% of Capital Conservation Additional. Considering this additional, PR Level I increased to 8.5% and Minimum Principal Capital to 7.0%.

For the base year 2020, the PR requirement remains at 10.25%, including 8.0% of Reference Equity Minimum, plus 1.25% of Capital

Conservation Additional and 1.0% of Systemic Additional, PR Level I reaches 8.25% and Minimum Principal Capital 6.75%.

In face o the pandemic scenario, the Brazilian Central Bank have ben monitoring the Brazilian market and has established a number of regulations in order to diminish the impacts of the pandemic. For banking capitalization purposes, it has established a reduction in the additional for conservancy of principal capital from 2.5% to 1.25%, in order to expand the capacity of credit concessions.

The Basel ratio is calculated in accordance with the Financial Stateents of the Prudential Conglomerate, which are prepared in accordance to the accounting practices adopted in Brasil, which a applicable to Financial Institutions authorized to operate by Bacen, as presented below:

Thousand of reais	2020	2019	2018
Tier I Regulatory Capital	77,571,525	66,481,661	61,476,715
Principal Capital	71,006,316	61,389,509	56,581,518
Supplementary capital	6,565,209	5,092,153	4,895,197
Tier II Regulatory Capital	6,554,451	5,083,808	4,887,175
Regulatory Capital (Tier I and II)	84,125,976	71,565,469	66,363,890
Credit Risk (1)	478,303,523	407,786,238	358,955,592
Market Risk (2)	15,846,255	20,235,208	39,231,773
Operational Risk	57,419,401	47,965,481	42,375,554
Total RWA (3)	551,569,179	475,986,927	440,562,919
Basel I Ratio	14,06	13,97	13,95
Basel Principal Capital	12,87	12,90	12,84
Basel Regulatory Capital	15,25	15,04	15,06
(1)	Exposures to credit risk subject to the calculation of the capital requirement using a standardized approach (RWACPAD) are based on the procedures established by Circular Bacen 3,644, dated March 4, 2013 and its subsequent complements through the wording of Circular Bacen 3,174 of August 20, 2014 and Bacen Circular 3,770 of October 29, 2015.
(2)	Includes portions for market risk exposures subject to variations in rates of foreign currency coupons (RWAjur2), price indexes (RWAjur3) and interest rate (RWAjur1/RWAjur4), the price of commodities (RWAcom), the price of shares classified as trading portfolios (RWAacs), and portions for gold exposure and foreign currency transactions subject to foreign exchange (RWAcam).
(3)	Risk Weighted Assets.

Banco Santander publishes the Risk Management Report on a quarterly basis with information on risk management, a brief description of the Recovery Plan, capital management, PR and RWA.

Financial institutions are required to maintain investments in permanent assets compatible with adjusted regulatory capital. Funds invested in permanent assets, calculated on a consolidated basis, are limited to 50% of adjusted regulatory capital, as per prevailing regulation. Banco Santander classifies for said index. The Bank is in compliance with the requirements aforementioned.